Accounts receivable - Movement of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable
Balance at beginning of period	$ 3,699,890	$ 5,731,281
Change of allowance for doubtful accounts	(53,436)	(895,043)
Write off	(15,631)	(1,523,489)
Translation adjustments	86,885	387,141
Balance at end of period	$ 3,717,708	$ 3,699,890